Submission	Aug. 14, 2024
Submission [Line Items]
Central Index Key	0001122411
Registrant Name	ASE Technology Holding Co., Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES